Summary of significant accounting policies (Details Textual) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies (Textual)
Accumulated inflation rate, description		The standard details a series of factors to be considered, including the existence of an accumulated inflation rate in three years that is approximate or exceeds 100%. Accumulated inflation in Argentina in the last three years is over 100%.
Associates voting rights, description		Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and at least 50% of the voting rights.
Argentine peso suffered, description		During the years ended June 30, 2020, 2019 and 2018, the Argentine Peso suffered a decrease in its value compared to the US dollar and other currencies close to 66%, 45% and 73%, respectively
Description of presentation currency		As of June 30, 2020 and 2019, the exchange rate between the Argentine Peso and the NIS was Ps. 20.34 and Ps. 11.93 per NIS respectively.
Statutory asset tax rate		1.00%
Minimum presumed income tax payable period		10 years
Lease liabilities		$ 16,797	$ 18,395
Top Of Range [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of voting performance		43.75%
Statutory asset tax rate	35.00%	30.00%
Bottom of range [member]
Summary of Significant Accounting Policies (Textual)
Percentage of voting performance		47.20%
Statutory asset tax rate	21.00%	25.00%